Severance Costs (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Severance costs	$ 1,170	$ 1,348
Accrued salaries, wages, and employee benefits				$ 2,377	$ 4,870
Other noncurrent liabilities				$ 5,160	2,422
Employee Severance
Restructuring Cost and Reserve [Line Items]
Accrued salaries, wages, and employee benefits					$ 600
Other noncurrent liabilities			$ 100
All Other
Restructuring Cost and Reserve [Line Items]
Severance costs	719	727
Corporate
Restructuring Cost and Reserve [Line Items]
Severance costs	451	621
Cost of sales
Restructuring Cost and Reserve [Line Items]
Severance costs	640	648
Cost of sales | All Other
Restructuring Cost and Reserve [Line Items]
Severance costs	640	648
Selling and administrative expenses
Restructuring Cost and Reserve [Line Items]
Severance costs	530	700
Selling and administrative expenses | All Other
Restructuring Cost and Reserve [Line Items]
Severance costs	79	79
Selling and administrative expenses | Corporate
Restructuring Cost and Reserve [Line Items]
Severance costs	$ 451	$ 621